Annual Total Returns [BarChart] - 1290 High Yield Bond Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(5.06%)
Annual Return 2016	14.84%
Annual Return 2017	7.47%
Annual Return 2018	(2.00%)
Annual Return 2019	12.72%
Annual Return 2020	7.07%